CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
ASSETS
Cash and Cash Equivalents	¥ 951,148	¥ 954,827
Restricted Cash	115,870	136,985
Net investment in Leases	1,081,811	1,057,973
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥151,601 million December 31, 2022 ¥183,715 million	3,921,205	3,862,604
Allowance for Credit Losses	(68,815)	(69,459)
Investment in Operating Leases	1,469,048	1,463,202
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥19,353 million December 31, 2022 ¥25,314 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2022 Amortized Cost ¥2,276,425 million Allowance for Credit Losses ¥(153) million December 31, 2022 Amortized Cost ¥2,460,127 million Allowance for Credit Losses ¥(159) million	2,786,200	2,852,349
Property under Facility Operations	574,679	561,846
Investment in Affiliates	1,040,580	978,033
Trade Notes, Accounts and Other Receivable	369,666	359,949
Inventories	145,910	139,563
Office Facilities	239,660	240,421
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥5,214 million December 31, 2022 ¥5,138 million	1,926,928	1,732,379
Total Assets	14,553,890	14,270,672
Liabilities:
Short-Term Debt	445,537	439,639
Deposits	2,310,212	2,276,158
Trade Notes, Accounts and Other Payable	252,766	291,422
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥198,905 million December 31, 2022 ¥ 162,958 million	2,023,726	1,963,623
Income Taxes:
Current and Deferred Income Taxes	330,630	461,181
Long-Term Debt	4,759,717	4,427,046
Other Liabilities	1,072,104	1,040,202
Total Liabilities	11,194,692	10,899,271
Redeemable Noncontrolling Interests	974	0
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	261,305	260,479
Retained Earnings	3,014,415	2,909,317
Accumulated Other Comprehensive Income (Loss)	(75,917)	(16,041)
Treasury Stock, at Cost	(165,502)	(113,447)
ORIX Corporation Shareholders' Equity	3,255,412	3,261,419
Noncontrolling Interests	102,812	109,982
Total Equity	3,358,224	3,371,401
Total Liabilities and Equity	14,553,890	14,270,672
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	5,144	3,899
Installment Loans (Net of Allowance for Credit Losses)	217,273	212,371
Investment in Operating Leases	65,398	101,881
Property under Facility Operations	162,695	210,307
Investment in Affiliates	50,446	51,877
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2022 ¥5,214 million December 31, 2022 ¥5,138 million	72,628	95,613
Total Assets	573,584	675,948
Liabilities:
Trade Notes, Accounts and Other Payable	1,753	2,251
Income Taxes:
Long-Term Debt	354,236	431,312
Other Liabilities	26,913	38,891
Total Liabilities	¥ 382,902	¥ 472,454